                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                       VAN KAMPEN AGGRESSIVE GROWTH FUND

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                         PROSPECTUS DATED JULY 28, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    This Prospectus is hereby supplemented as follows:

    (1) The section entitled "PURCHASE OF SHARES -- NET ASSET VALUE PURCHASE OPTIONS" is amended by adding the following category (10):

        (10) Certain qualified state tuition plans qualifying pursuant to
    Section 529 of the Internal Revenue Code ("Section 529 Plans") that are approved by the Fund's Distributor. There is no minimum investment amount for purchases made under this option (10).

    (2) The information on the back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS - TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    AGG SPT 1023
                                                                        65036-03

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                       VAN KAMPEN AGGRESSIVE GROWTH FUND

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                                 CLASS D SHARES
                      PROSPECTUS DATED SEPTEMBER 25, 2000

    The Prospectus is hereby supplemented as follows:

    The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS - TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN SELECT GROWTH FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                         PROSPECTUS DATED JULY 28, 2000

    The Prospectus is hereby supplemented as follows:

    The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS - TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                             VAN KAMPEN GROWTH FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                         PROSPECTUS DATED JULY 28, 2000

    The Prospectus is hereby supplemented as follows:

    The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS - TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN SMALL CAP GROWTH FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 19, 2000

    The Prospectus is hereby supplemented as follows:

    The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS - TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN SMALL CAP VALUE FUND

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                         PROSPECTUS DATED JULY 28, 2000

    The Prospectus is hereby supplemented as follows:

    The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS - TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                            VAN KAMPEN UTILITY FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                         PROSPECTUS DATED JULY 28, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. Christine Drusch, Senior Portfolio Manager, has been primarily responsible for managing the Fund's investment portfolio since January 1998. David McLaughlin has shared responsibility for the day-to-day management of the Fund's investment portfolio since October 1998. Sean Conner has assisted on the day-to-day management of the Fund's investment portfolio since September 2000.

    Ms. Drusch has been a Senior Vice President of the Adviser and Asset Management since December 1999, and prior to December 1999 she was a Vice President of the Adviser and Asset Management. Prior to December 1998, Ms. Drusch was an Assistant Vice President of the Adviser and Asset Management since September 1995. Prior to September 1995, Ms. Drusch was an Associate Portfolio Manager of Asset Management, and has worked for Asset Management since July 1991. Ms. Drusch has been affiliated with the Fund since August 1997.

    Mr. McLaughlin has been a Vice President of the Adviser and Asset Management since June 1995, and he was an Assistant Vice President of Asset Management since March 1994. Prior to June 1995, Mr. McLaughlin was a Senior Equity Trader for the Adviser. Mr. McLaughlin has worked for Asset Management since 1986. Mr. McLaughlin has been affiliated with the Fund since October 1998.

    Mr. Conner has been a Vice President of the Adviser and Asset Management since September 2000. Prior to September 2000, Mr. Conner was an Equity Analyst for USAA Investment Management Company from June 1997 to August 2000. Prior to June 1997, Mr. Conner was an Assistant Portfolio Manager with William C. Conner Foundation from September 1996 to May 1997, and a Risk Arbitrage Analyst for Q Investments LLP from August 1996 to May 1997. Prior to August 1996, Mr. Conner was an Equity Analyst with David Tice & Associates from May 1996 to August 1996. Mr. Conner has been affiliated with the Fund since September 2000.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    UTLF SPT 900
                                                                     184 384 584
                                                                        65142-01

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 25, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Fernando Sisto, effective December 31, 2000.

     (2) The last paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby amended by adding Buck Consultants, Inc. to the list of firms that have entered into agreements with the Distributor to offer shares of the Fund pursuant to such firm's retirement plan alliance program(s).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                     AGG SPT SAI

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN SELECT GROWTH FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 28, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The first and second paragraphs in the section entitled "INITIAL AND VARIATION MARGIN" under the "OPTIONS, FUTURES CONTRACTS AND RELATED
OPTIONS -- FUTURES CONTRACTS" section is hereby deleted in its entirety and replaced with the following:

     INITIAL AND VARIATION MARGIN. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, the Fund is required to deposit an amount of cash or liquid securities equal to a percentage (which will normally range between 1% and 10%) of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act or with its custodian in an account in the broker's name. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

     For example, when the Fund purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Fund receives a variation margin payment equal to that increase in value. Conversely, where the Fund purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Fund is required to make a variation margin payment.

     (2) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Fernando Sisto, effective December 31, 2000.

     (3) The section entitled "OTHER INFORMATION -- CUSTODY OF ASSETS" is hereby deleted in its entirety and replaced with the following:

     Except for segregated assets held by a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, all securities owned by the Fund and all cash, including proceeds from the sale of shares of the Fund and of securities in the Fund's investment portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian. The custodian also provides accounting services to the Fund.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                             VAN KAMPEN GROWTH FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 28, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN SMALL CAP GROWTH FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 19, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN SMALL CAP VALUE FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 28, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The first and second paragraphs in the section entitled "INITIAL AND VARIATION MARGIN" under the "OPTIONS, FUTURES CONTRACTS AND RELATED
OPTIONS -- FUTURES CONTRACTS" section is hereby deleted in its entirety and replaced with the following:

     INITIAL AND VARIATION MARGIN. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, the Fund is required to deposit an amount of cash or liquid securities equal to a percentage (which will normally range between 1% and 10%) of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act or with its custodian in an account in the broker's name. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

     For example, when the Fund purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Fund receives a variation margin payment equal to that increase in value. Conversely, where the Fund purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Fund is required to make a variation margin payment.

     (2) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Fernando Sisto, effective December 31, 2000.

     (3) The section entitled "OTHER INFORMATION - CUSTODY OF ASSETS" is hereby deleted in its entirety and replaced with the following:

     Except for segregated assets held by a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, all securities owned by the Fund and all cash, including proceeds from the sale of shares of the Fund and of securities in the Fund's investment portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian. The custodian also provides accounting services to the Fund.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                            VAN KAMPEN UTILITY FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 28, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Fernando Sisto, effective December 31, 2000.

     (2) The last paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby amended by adding The Vanguard Group, Inc. to the list of firms that have entered into agreements with the Distributor to offer shares of the Fund pursuant to such firm's retirement plan alliance program(s).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   MF SPT SAI TR